Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of intangible assets	$ 1,088	$ 1,598
Amortization 2023	1,159
Amortization 2024	1,159
Amortization 2025	1,118
Amortization 2026	892
Amortization 2027	$ 761